Segment Information - Schedule of Reportable Segments Reconcile of Segment Information (Details) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Cost of drugs	$ 7,368,426	$ 5,291,630	$ 4,142,064
Cost of services	797,286	711,304	917,140
Other direct costs	640,075	549,086	493,340
Segment selling, general, and administrative expenses	802,253	737,268	703,683
Segment depreciation and amortization expense	135,778	138,646	138,154
Segment EBITDA	599,952	540,374	518,135
Products
Segment Reporting Information [Line Items]
Revenues	8,754,282	6,522,450	5,264,423
Services
Segment Reporting Information [Line Items]
Revenues	1,317,932	1,168,566	1,373,033
Pharmacy Solutions
Segment Reporting Information [Line Items]
Cost of drugs	7,368,426	5,291,630	4,142,064
Other direct costs	640,075	549,086	493,340
Segment selling, general, and administrative expenses	462,219	426,521	398,080
Segment depreciation and amortization expense	111,103	115,749	113,532
Segment EBITDA	394,665	370,962	344,472
Pharmacy Solutions | Products
Segment Reporting Information [Line Items]
Revenues	8,754,282	6,522,450	5,264,423
Provider Services
Segment Reporting Information [Line Items]
Cost of services	797,286	711,304	678,181
Segment selling, general, and administrative expenses	340,034	310,747	288,762
Segment depreciation and amortization expense	24,675	22,897	22,478
Segment EBITDA	205,287	169,412	153,918
Provider Services | Services
Segment Reporting Information [Line Items]
Revenues	$ 1,317,932	$ 1,168,566	1,098,383
Other
Segment Reporting Information [Line Items]
Cost of services			238,959
Segment selling, general, and administrative expenses			16,841
Segment depreciation and amortization expense			2,144
Segment EBITDA			19,745
Other | Services
Segment Reporting Information [Line Items]
Revenues			$ 274,650